Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	Braskem SA
Entity Central Index Key	0001071438
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Common shares
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	451,668,652
Earnings per share - preferred shares class "A"
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	345,010,622
Earnings per share - preferred shares class "B"
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	578,330